Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (in Millions)	Adjusted EBITDA (in Millions)(6)
					Company TSR(4)	Peer Group TSR(4)(5)
2022	$8,582,645	$9,596,256	$2,407,078	$2,603,319	$160	$199	$997	$1,336
2021	$7,452,895	$9,655,142	$1,675,553	$2,032,412	$155	$215	$532	$828
2020	$6,454,000	$8,185,020	$1,775,906	$2,245,508	$130	$147	$254	$427

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Hult was our Principal Executive Officer ("PEO") for the full year for each of 2022, 2021 and 2020.The non-PEO named executive officers consist of the following individuals:
(a)For 2022, Michael Welch, Daniel Clara, George Villasana and Jed Milstein;
(b)For 2021, Michael Welch, Daniel Clara, George Villasana, Jed Milstein, William Stax and Patrick Guido; and
(c)For 2020, Daniel Clara, George Villasana, Jed Milstein, William Stax and Patrick Guido.

Peer Group Issuers, Footnote [Text Block]	Reflects market-weighted Peer Group Index composed of the common stock of AutoNation, Inc., Sonic Automotive, Inc., Group 1 Automotive, Inc., Penske Automotive Group, Inc. and Lithia Motors, Inc.
PEO Total Compensation Amount	$ 8,582,645	$ 7,452,895	$ 6,454,000
PEO Actually Paid Compensation Amount	$ 9,596,256	9,655,142	8,185,020
Adjustment To PEO Compensation, Footnote [Text Block]	For each of 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for purposes of this column, we deducted from or added back to the total amounts of compensation reported as the Summary Compensation Table total (or average Summary Compensation Table total) for such Covered Year the following amounts:

Item Added (Deducted)	2022	2021	2020
For PEO (Mr. Hult):
- SCT “Stock Awards” column value	$(3,749,834)	$(2,999,979)	$(2,750,034)
+ year-end fair value of outstanding and unvested equity awards granted in Covered Year	$4,730,139	$3,742,437	$3,686,989
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$370,872	$965,825	$1,546,798
+/- change in fair value for prior-year equity awards that vested in Covered Year	$(337,565)	$493,964	$(752,733)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(737,350)	$(510,865)	$(569,988)
+ year-end fair value of outstanding and unvested equity awards granted in Covered Year	$930,106	$607,546	$889,725
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$67,996	$179,192	$241,121
+/- change in fair value for prior-year equity awards that vested in Covered Year	$(64,511)	$80,986	$(91,256)

Non-PEO NEO Average Total Compensation Amount	$ 2,407,078	1,675,553	1,775,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,603,319	2,032,412	2,245,508
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each of 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for purposes of this column, we deducted from or added back to the total amounts of compensation reported as the Summary Compensation Table total (or average Summary Compensation Table total) for such Covered Year the following amounts:

Item Added (Deducted)	2022	2021	2020
For PEO (Mr. Hult):
- SCT “Stock Awards” column value	$(3,749,834)	$(2,999,979)	$(2,750,034)
+ year-end fair value of outstanding and unvested equity awards granted in Covered Year	$4,730,139	$3,742,437	$3,686,989
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$370,872	$965,825	$1,546,798
+/- change in fair value for prior-year equity awards that vested in Covered Year	$(337,565)	$493,964	$(752,733)
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(737,350)	$(510,865)	$(569,988)
+ year-end fair value of outstanding and unvested equity awards granted in Covered Year	$930,106	$607,546	$889,725
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$67,996	$179,192	$241,121
+/- change in fair value for prior-year equity awards that vested in Covered Year	$(64,511)	$80,986	$(91,256)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 160	155	130
Peer Group Total Shareholder Return Amount	199	215	147
Net Income (Loss)	$ 997,000,000	$ 532,000,000	$ 254,000,000
Company Selected Measure Amount	1,336,000,000	828,000,000	427,000,000
PEO Name	Mr. Hult
Additional 402(v) Disclosure [Text Block]	For each of 2020, 2021 and 2022, total shareholder return (“TSR”) for the Company and the Peer Group Index (described below) was calculated as the cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is defined in Appendix A ("Non-GAAP Financial Measures and Reconciliation").
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
PEO [Member] | Stock Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,749,834)	$ (2,999,979)	$ (2,750,034)
PEO [Member] | Fair Value of Outstanding and Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,730,139	3,742,437	3,686,989
PEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	370,872	965,825	1,546,798
PEO [Member] | Change in Fair Value for Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(337,565)	493,964	(752,733)
Non-PEO NEO [Member] | Stock Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(737,350)	(510,865)	(569,988)
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	930,106	607,546	889,725
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,996	179,192	241,121
Non-PEO NEO [Member] | Change in Fair Value for Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (64,511)	$ 80,986	$ (91,256)